Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard International Equity Index Funds
Entity Central Index Key	0000857489
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000015901 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Emerging Markets Stock Index Fund
Class Name	Institutional Shares
Trading Symbol	VEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	25.43%	4.95%	3.64%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 112,970,000,000
Holdings Count | Holding	5,936
Advisory Fees Paid, Amount	$ 4,101,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as a principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Updated Prospectus Phone Number	877-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015900 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Emerging Markets Stock Index Fund
Class Name	Investor Shares
Trading Symbol	VEIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	25.18%	4.75%	3.44%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 112,970,000,000
Holdings Count | Holding	5,936
Advisory Fees Paid, Amount	$ 4,101,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as a principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Updated Prospectus Phone Number	877-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000015902 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Emerging Markets Stock Index Fund
Class Name	FTSE Emerging Markets ETF Shares
Trading Symbol	VWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Emerging Markets ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
FTSE Emerging Markets ETF Shares Net Asset Value	25.46%	4.98%	3.65%
FTSE Emerging Markets ETF Shares Market Price	26.41%	5.13%	3.71%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 112,970,000,000
Holdings Count | Holding	5,936
Advisory Fees Paid, Amount	$ 4,101,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as a principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Updated Prospectus Phone Number	877-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000096106 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Emerging Markets Stock Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	25.46%	4.97%	3.67%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 112,970,000,000
Holdings Count | Holding	5,936
Advisory Fees Paid, Amount	$ 4,101,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as a principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Updated Prospectus Phone Number	877-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000035633 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Emerging Markets Stock Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted strong returns.
  Several markets saw double-digit returns. Stocks in Taiwan, India, and China, which accounted for about three-quarters of the benchmark’s market value as of October 31, drove performance. By sector, technology and financial companies contributed the most.
  The Fund underperformed for two reasons. First, the Fund had to set aside assets to satisfy capital gains taxes in certain markets. Second, the Fund uses fair-value pricing, which primarily adjusts for fluctuations in the market value of securities on exchanges that close before the Fund's pricing time and affects how net asset value is calculated.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	25.35%	4.91%	3.60%
Spliced Emerging Markets Index	27.08%	5.34%	3.85%
FTSE Global All Cap ex US Index	24.45%	6.12%	5.13%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 112,970,000,000
Holdings Count | Holding	5,936
Advisory Fees Paid, Amount	$ 4,101,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$112,970
Number of Portfolio Holdings	5,936
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,101

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	3.5%
Asia	87.6%
Europe	1.1%
North America	2.0%
South America	5.1%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as a principal risks.
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as a principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 877-662-7447.

Updated Prospectus Phone Number	877-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature